Deferred Finance Charges, Net, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs
Deferred Finance Costs, Noncurrent, Net , Beginning balance	$ 6,467	$ 6,226
Additions	132	1,467
Amortization expense	(1,252)	(1,226)
Deferred Finance Costs, Noncurrent, Net , Closing balance	$ 5,347	$ 6,467